UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Shannon River Fund Management Co., LLC

Address:   800 Third Avenue - 30th Floor
           New York, New York 10022


Form 13F File Number: 28-12219


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Spencer M. Waxman
Title:  Managing Member
Phone:  (212) 331-6555

Signature,  Place,  and  Date  of  Signing:

/s/ Spencer M. Waxman              New York, New York                 5/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              56

Form 13F Information Table Value Total:  $      528,672
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-12497              Shannon River Capital Management, LLC
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABOVENET INC                   COM              00374N107   12,308   148,644 SH       OTHER      01         148,644      0    0
ACTIVE NETWORK INC             COM              00506D100    3,861   229,392 SH       OTHER      01         229,392      0    0
CBS CORP NEW                   CL B             124857202   15,259   450,000 SH       OTHER      01         450,000      0    0
CIENA CORP                     COM NEW          171779309   12,952   800,000 SH       OTHER      01         800,000      0    0
CLEARWIRE CORP NEW             CL A             18538Q105   11,400 5,000,000 SH       OTHER      01       5,000,000      0    0
COGENT COMM GROUP INC          COM NEW          19239V302   10,017   525,000 SH       OTHER      01         525,000      0    0
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402   12,844 1,869,582 SH       OTHER      01       1,869,582      0    0
CROWN CASTLE INTL CORP         COM              228227104   16,669   312,500 SH       OTHER      01         312,500      0    0
DESCARTES SYS GROUP INC        COM              249906108    6,068   695,100 SH       OTHER      01         695,100      0    0
EXTREME NETWORKS INC           COM              30226D106    7,274 1,899,200 SH       OTHER      01       1,899,200      0    0
FUSION-IO INC                  COM              36112J107   10,228   360,000 SH       OTHER      01         360,000      0    0
HAWAIIAN TELCOM HOLDCO INC     COM              420031106    4,712   273,344 SH       OTHER      01         273,344      0    0
IMAX CORP                      COM              45245E109    1,176    48,100 SH       OTHER      01          48,100      0    0
IMMERSION CORPORATION          COM              452521107    5,919 1,084,028 SH       OTHER      01       1,084,028      0    0
INTERACTIVE INTELLIGENCE INC   COM              45841V109    6,145   201,400 SH       OTHER      01         201,400      0    0
INTERDIGITAL INC               COM              45867G101   25,927   743,757 SH       OTHER      01         743,757      0    0
INTERXION HOLDING N.V          SHS              N47279109   15,232   848,587 SH       OTHER      01         848,587      0    0
IRIDIUM COMMUNICATIONS INC     COM              46269C102    1,314   150,000 SH       OTHER      01         150,000      0    0
ISHARES TR                     RUSSELL 2000     464287655      471     6,500 SH  PUT  OTHER      01           6,500      0    0
ISHARES TR                     RUSSELL 2000     464287655    1,445     8,500 SH  PUT  OTHER      01           8,500      0    0
LEAP WIRELESS INTL INC         COM NEW          521863308    4,234   485,000 SH       OTHER      01         485,000      0    0
LOGMEIN INC                    COM              54142L109   16,940   480,848 SH       OTHER      01         480,848      0    0
LORAL SPACE & COMMUNICATNS INC COM              543881106   35,484   445,780 SH       OTHER      01         445,780      0    0
LUMOS NETWORKS CORP CMN        COM              550283105    8,051   748,244 SH       OTHER      01         748,244      0    0
MADISON SQUARE GARDEN CO       CL A             55826P100   11,970   350,000 SH       OTHER      01         350,000      0    0
MARCHEX INC                    CL B             56624R108    4,057   909,558 SH       OTHER      01         909,558      0    0
MDC PARTNERS INC               CL A SUB VTG     552697104    1,112   100,000 SH       OTHER      01         100,000      0    0
MELLANOX TECHNOLOGIES LTD      SHS              M51363113   11,785   281,738 SH       OTHER      01         281,738      0    0
MIPS TECHNOLOGIES INC          COM              604567107    2,720   500,000 SH       OTHER      01         500,000      0    0
NETGEAR INC                    COM              64111Q104    1,534    40,147 SH       OTHER      01          40,147      0    0
NII HLDGS INC                  CL B NEW         62913F201    5,493   300,000 SH       OTHER      01         300,000      0    0
NORDION INC.                   COM              65563C105   12,741 1,310,802 SH       OTHER      01       1,310,802      0    0
NTELOS HLDGS CORP              COM              67020Q305    5,100   246,388 SH       OTHER      01         246,388      0    0
1 800 FLOWERS COM              CL A             68243Q106    3,950 1,303,514 SH       OTHER      01       1,303,514      0    0
OPENWAVE SYS INC               COM NEW          683718308    4,072 1,794,000 SH       OTHER      01       1,794,000      0    0
PDF SOLUTIONS INC              COM              693282105    7,935   941,224 SH       OTHER      01         941,224      0    0
PEGASYSTEMS INC                COM              705573103   29,748   779,554 SH       OTHER      01         779,554      0    0
PLANTRONICS INC NEW            COM              727493108   17,191   427,000 SH       OTHER      01         427,000      0    0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    1,695    15,000 SH  PUT  OTHER      01          15,000      0    0
REGAL ENTMT GROUP              CL A             758766109   16,796 1,235,000 SH       OTHER      01       1,235,000      0    0
SALESFORCE COM INC             COM              79466L302   16,996   110,000 SH       OTHER      01         110,000      0    0
SCIENTIFIC GAMES CORP          CL A             80874P109    2,713   232,700 SH       OTHER      01         232,700      0    0
SEACHANGE INTERNATIONAL INC    COM              811699107    3,093   397,500 SH       OTHER      01         397,500      0    0
7 DAYS GROUP HLDGS LTD         ADR              81783J101    3,552   283,487 SH       OTHER      01         283,487      0    0
SILICON IMAGE INC              COM              82705T102    9,037 1,536,987 SH       OTHER      01       1,536,987      0    0
SIRIUS XM RADIO INC            COM              82967N108   11,550 5,000,000 SH       OTHER      01       5,000,000      0    0
SONUS NETWORKS INC.            COM              835916107    6,724 2,318,663 SH       OTHER      01       2,318,663      0    0
SPRINT NEXTEL CORP             COM SER 1        852061100   17,813 6,250,000 SH       OTHER      01       6,250,000      0    0
TAKE-TWO INTERACTIVE SOFTWARE  COM              874054109    5,385   350,000 SH       OTHER      01         350,000      0    0
TESSERA TECHNOLOGIES INC       COM              88164L100   10,750   623,173 SH       OTHER      01         623,173      0    0
TIVO INC                       COM              888706108   23,564 1,965,300 SH       OTHER      01       1,965,300      0    0
TW TELECOM INC                 COM              87311L104    9,972   450,000 SH       OTHER      01         450,000      0    0
VIRGIN MEDIA INC               COM              92769L101   11,366   455,000 SH       OTHER      01         455,000      0    0
WI-LAN INC                     COM              928972108    5,150 1,000,000 SH       OTHER      01       1,000,000      0    0
WOWJOINT HOLDINGS LIMITED      *W EXP 05/15/201 G9796W119        3   100,000 SH  CALL OTHER      01         100,000      0    0
ZAGG INC                       COM              98884U108    7,175   675,000 SH       OTHER      01         675,000      0    0


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